Notes payable, Loans and Derivative Liabilities - Notes payable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Notes Payable (net of debt discount of $133,827 at December 31, 2012 and $63,114 at December 31, 2011) (A)	$ 2,512,753	$ 551,978
Notes Payable- Related Parties (net of debt discount of $47,673 at December 31, 2012 and $50,053 at December 31, 2011) (B)	509,696	348,130
Convertible Notes Payable (net of debt discount of $217,535 at December 31, 2012 and $41,469 at December 31, 2011) (C)	914,506	228,441
Total	$ 3,936,955	$ 1,128,549